Redeemable Convertible Preferred Stock - Summary of Temporary Equity (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity shares authorized		145,948,944	74,929,117
Temporary equity shares outstanding		134,952,637	74,768,305
Redeemable convertible preferred stock	$ 218,787	$ 218,787	$ 110,288
Temporary equity Liquidation preference		$ 254,572	$ 132,085
Common stock issuable upon conversion		141,405,233	81,220,901
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized		2,865,698	2,865,698
Temporary equity shares outstanding		2,807,571	2,807,571
Redeemable convertible preferred stock	4,411	$ 4,411	$ 4,411
Temporary equity Liquidation preference		$ 6,079	$ 5,858
Common stock issuable upon conversion		3,550,068	3,550,068
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized		7,018,203	7,018,203
Temporary equity shares outstanding		6,993,693	6,993,693
Redeemable convertible preferred stock	11,438	$ 11,438	$ 11,438
Temporary equity Liquidation preference		$ 18,224	$ 17,302
Common stock issuable upon conversion		9,058,757	9,058,757
Series A3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized		8,647,679	8,647,679
Temporary equity shares outstanding		8,629,505	8,629,505
Redeemable convertible preferred stock	$ 19,917	$ 19,917	$ 19,917
Temporary equity Liquidation preference		$ 28,952	$ 27,347
Common stock issuable upon conversion		12,274,540	12,274,540
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized	21,245,353	21,245,353	21,245,353
Temporary equity shares outstanding	21,245,353	21,245,353	21,245,353
Redeemable convertible preferred stock	$ 18,671	$ 18,671	$ 18,671
Temporary equity Liquidation preference	$ 23,656	$ 22,567	$ 21,108
Common stock issuable upon conversion		21,245,353	21,245,353
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized	35,152,184	35,152,184	35,152,184
Temporary equity shares outstanding	35,092,183	35,092,183	35,092,183
Redeemable convertible preferred stock	$ 55,851	$ 55,851	$ 55,851
Temporary equity Liquidation preference	$ 68,379	$ 65,014	$ 60,470
Common stock issuable upon conversion		35,092,183	35,092,183
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized	71,019,827	71,019,827	0
Temporary equity shares outstanding	60,184,332	60,184,332	0
Redeemable convertible preferred stock	$ 108,499	$ 108,499
Temporary equity Liquidation preference	$ 120,261	$ 113,736	$ 0
Common stock issuable upon conversion		60,184,332